Supplementary Financial Statement Information - Schedule of General and Administrative Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of General and Administrative Expenses [Abstract]
Payroll and related expenses	$ 737	$ 705	$ 658
Professional services	463	509	568
Depreciation	102	75	96
Other	471	475	937
Net, general and administrative expenses	$ 1,773	$ 1,764	$ 2,259